Monthly Noteholder's Statement

GE Capital Credit Card Master Note Trust

Series 2007 - 2

Class A LIBOR + 0.0400% Notes

Class B LIBOR + 0.1800% Notes

Class C LIBOR + 0.3600% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2007 - 2 Indenture Supplement (the "Indenture Supplement"), dated as of March 29, 2007, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2007 - 2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of February 15, 2012, and with respect to the performance of the Trust during the Monthly Period ended January 21, 2012 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated.The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	01/31/2012
Monthly Period Beginning:	12/22/2011
Monthly Period Ending:	01/21/2012
Previous Payment Date:	01/17/2012
Payment Date:	02/15/2012
Interest Period Beginning:	01/17/2012
Interest Period Ending:	02/14/2012
Days in Monthly Period:	31
Days in Interest Period:	29
LIBOR Determination Date	01/13/2012
LIBOR Rate	0.28510%
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning	38,362,612
b.	Number of Accounts Ending	37,937,812
c.	Average Accounts Balance (q / b)	482.24

d.	BOP Principal Receivables	18,824,352,934.60
e.	BOP Finance Charge Receivables	811,773,402.13
f.	BOP Total Receivables	19,636,126,336.73

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,391,582,544.41
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	424,540,981.95
k.	Increase in Total Receivables	2,816,123,526.36

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,920,700,325.48
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	358,758,599.70
p.	Decrease in Total Receivables	3,279,458,925.18

q.	EOP Aggregate Principal Receivables	18,295,235,153.53
r.	EOP Finance Charge Receivables	877,555,784.38
s.	EOP Total Receivables	19,172,790,937.91

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	17,330,829,921.09
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 4.0%)	731,809,406.14
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.ii+II.b.iii))	964,405,232.44

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period	16,056,848,745.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	1,312,320,917.00
	iv.	As of Payment Date	14,744,527,828.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,273,981,176.09
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance	0.00
	iv.	Reductions in Required Excess Collateral Amount	257,006,564.12
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,016,974,611.97
c.	Collateral Amount

	i.	End of Prior Monthly Period	17,330,829,921.09
	ii.	Beginning of Interest Period	17,330,829,921.09
	iii.	As of Payment Date	14,721,662,439.97

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	22.5713%
	ii.	Prior Monthly Period	23.8759%
	iii.	Two Months Prior Monthly Period	24.8265%
	iv.	Three-Month Average	23.7579%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	14.9543%
	ii.	Prior Monthly Period	14.5847%
	iii.	Two Months Prior Monthly Period	14.4649%
	iv.	Three-Month Average	14.6680%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.5979%
	ii.	Prior Monthly Period	7.3969%
	iii.	Two Months Prior Monthly Period	6.9047%
	iv.	Three-Month Average	6.9665%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)		6.7343%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current	5.5285%
	ii.	Prior Monthly Period	6.2948%
	iii.	Two Months Prior Monthly Period	5.8774%
	iv.	Three-Month Average	5.9002%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)		5.6649%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		11.4899%

h.	Default Amount for Defaulted Accounts		105,640,995.91
i.	Recovery Amount		16,775,652.49
j.	Collections
	i.	Total Trust Finance Charge Collections	337,300,201.18
	ii.	Total Trust Principal Collections	2,815,059,329.57
	iii.	Total Trust Collections	3,152,359,530.75

k.	Delinquency Data		Percentage	Total Receivables
	i.	1-29 Days Delinquent	4.1435%	794,425,493.84
	ii.	30-59 Days Delinquent	1.2304%	235,900,251.10
	iii.	60-89 Days Delinquent	0.8925%	171,108,666.13
	iv.	90-119 Days Delinquent	0.7242%	138,847,404.78
	v.	120-149 Days Delinquent	0.6485%	124,343,563.27
	vi.	150-179 Days Delinquent	0.5254%	100,724,431.92
	vii.	180 or Greater Days Delinquent	0.0000%	5,886.05

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	15.8370%
	ii.	Prior Monthly Period	16.0006%
	iii.	Two Months Prior Monthly Period	17.7814%
	iv. Three-Month Average		16.5397%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	6.6112%
	ii.	Prior Monthly Period	6.0604%
	iii.	Two Months Prior Monthly Period	6.4598%
	iv.	Three-Month Average	6.3771%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	9.2258%
	ii.	Prior Monthly Period	9.9402%
	iii.	Two Months Prior Monthly Period	11.3217%
	iv.	Quarterly Excess Spread Percentage	10.1625%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	0.261886

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A	0.261886
	Notes, per $1000 Note Initial Principal Balance.
c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A	0.000000
	Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	0.374664

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B	0.374664
	Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B	0.000000
	Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	0.519664

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C	0.519664
	Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C	0.000000
	Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information

a.	Class A Note Initial Principal Balance		871,000,000.00
b.	Class B Note Initial Principal Balance		99,160,000.00
c.	Class C Note Initial Principal Balance		69,680,000.00
d.	Initial Excess Collateral Amount		121,493,333.00
e.	Initial Collateral Amount		1,161,333,333.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	871,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	871,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	99,160,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	99,160,000.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	69,680,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	69,680,000.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period	121,493,333.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	121,493,333.00
	iv.	As of Payment Date	0.00

j.	Collateral Amount
	i.	Beginning of Interest Period	1,161,333,333.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	121,493,333.00
	vi.	Principal Accumulation Account Deposit	1,039,840,000.00
	vii.	As of Payment Date	0.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	0.0000%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount		0.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		1,161,333,333.00
b.	Allocation Percentage Numerator - for Principal Collections		1,161,333,333.00
c.	Allocation Percentage Denominator
	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	18,824,352,934.60
	ii.	Number of Days at Balance	31
	iii.	Average Principal Balance	18,824,352,934.60

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to		17,330,829,921.09
	Finance Charge Collections and Default Amounts
e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to		17,330,829,921.09
	Principal Collections
f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)		6.1693%
g.	Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)		6.1693%
h.	Series Allocation Percentage		6.7010%

IX. Collections and Allocations			Trust	Series

a.	Finance Charge Collections		337,300,201.18	20,809,106.60
b.	Recoveries		16,775,652.49	1,034,942.58
c.	Principal Collections		2,815,059,329.57	173,669,833.18
d.	Default Amount		105,640,995.91	6,517,324.14
e.	Dilution		204,960,361.18	12,644,647.08
f.	Investor Uncovered Dilution Amount		0.00	0.00
g.	Dilution including Fraud Amount		207,100,463.35
h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections		20,809,106.60
	ii.	Excess Finance Charge Collections allocable to Series 2007 - 2		0.00
	iii.	Principal Accumulation Account Investment Proceeds		0.00
	iv.	Investment earnings in the Reserve Account		0.00
	v.	Reserve Account Draw Amount		0.00*
	vi.	Net Swap Receipts		0.00
	vii.	Recoveries		1,034,942.58
i.	Available Finance Charge Collections (Sum of h.i through h.vii)			21,844,049.18
j.	Total Collections (c.Series + i.)			195,513,882.36
k.	Total Finance Charge Collections deposited in the Collection Account			4,313,886.93
	(net of any amounts distributed to Transferor and owed to Servicer)

* This Reserve Account Draw Amount is a net figure that takes into account $4,313,863.49 in deposits that were made to the Reserve Account on January 23, 2012 (included as part of Investor Finance Charge Collections) that will be paid from the Reserve Account on the Payment Date to which this report relates.

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		21,844,049.18

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	23.45

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,935,555.56
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,935,555.56

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	228,102.80
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00
	e.	Class A Net Swap Payments + Senior Termination Payments, if any	3,360,901.08
	f.	Class A Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	37,151.67
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00
	e.	Class B Net Swap Payments + Senior Termination Payments, if any	382,625.66
	f.	Class B Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	36,210.18
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00
	e.	Class C Net Swap Payments + Senior Termination Payments, if any	268,872.09
	f.	Class C Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	6,517,324.14
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		4,313,863.49*

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	0.00
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	0.00
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	0.00

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such		4,763,419.06
	Payment Date and first will be available for allocation to other Series in Group One and, then:
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance	0.00
		with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal
		Collections (calculated without regard to amounts available to be treated as Available
		Principal Collections pursuant to this clause), second, to pay on a pari passu basis any
		amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series
		2007_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid
		pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment
		in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i)
		above shall be paid to the Issuer.

* This amount reflects the net deposit amount required to be made to the Reserve Account for this series after taking into account the $4,313,863.49 of funds that will be paid from the Reserve Account on the Payment Date to which this report relates.

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	163,019,417.12
b.	Finance Charge Shortfall for Series 2007 - 2	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2007 - 2	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			173,669,833.18
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			859,652,842.68
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			6,517,324.14
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay			0.00
	principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)			1,039,840,000.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections
		Pursuant to Section 4.4(b)		0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the		0.00
		Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution		0.00
		Account pursuant to Section 4.4(c)
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2007 - 2)		2,211,131,358.02
	vii.	Series Principal Shortfall		859,652,842.68
	viii.	Shared Principal Collections allocated to this Series from other Series		859,652,842.68

XIII. Series 2007 - 2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		1.00
b.	Controlled Accumulation Amount		1,039,840,000.00
c.	Controlled Deposit Amount		1,039,840,000.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	1,039,840,000.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	1,039,840,000.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)	1/23/2012
b.	Required Reserve Account Amount	8,627,726.98
c.	Beginning Available Reserve Account Amount	0.00
d.	Reserve Draw Amount	4,313,863.49
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	8,627,726.98
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	4,313,863.49

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	964,405,232.44
	ii.	Minimum Free Equity Amount	731,809,406.14
	iii.	Excess Free Equity Amount	232,595,826.30
b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	18,295,235,153.53
	ii.	Required Principal Balance	17,330,829,921.09
	iii.	Excess Principal Balance	964,405,232.44
c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	16.5397%
	ii.	Three month Average Base Rate	6.3771%
	iii	Three month Average Excess Spread	10.1625%
d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	03/15/2012
	ii.	Current Payment Date	02/15/2012
e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No
h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of February 2012.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory